UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Fifty®

September 30, 2009

1.808769.105

FIF-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 18.1%
Diversified Consumer Services - 3.1%
DeVry, Inc.	426,667	$ 23,603,218
Hotels, Restaurants & Leisure - 7.6%
International Game Technology	210,500	4,521,540
Royal Caribbean Cruises Ltd. (c)	937,900	22,584,632
Starbucks Corp. (a)	800,600	16,532,390
Wendy's/Arby's Group, Inc.	3,111,400	14,716,922
		58,355,484
Media - 5.1%
The DIRECTV Group, Inc. (a)(c)	855,900	23,605,722
The Walt Disney Co.	548,345	15,057,554
		38,663,276
Textiles, Apparel & Luxury Goods - 2.3%
Hanesbrands, Inc. (a)	401,300	8,587,820
Phillips-Van Heusen Corp.	204,300	8,741,997
		17,329,817
TOTAL CONSUMER DISCRETIONARY		137,951,795
CONSUMER STAPLES - 6.8%
Beverages - 5.5%
Anheuser-Busch InBev SA NV	496,636	22,677,530
The Coca-Cola Co.	354,300	19,025,910
		41,703,440
Food Products - 1.3%
Cosan Ltd. Class A (a)	1,290,800	10,197,320
TOTAL CONSUMER STAPLES		51,900,760
ENERGY - 5.3%
Energy Equipment & Services - 2.7%
Smith International, Inc.	434,200	12,461,540
Weatherford International Ltd. (a)	369,000	7,649,370
		20,110,910
Oil, Gas & Consumable Fuels - 2.6%
CONSOL Energy, Inc.	149,700	6,752,967
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (a)	388,300	$ 5,874,979
Hess Corp.	137,300	7,340,058
		19,968,004
TOTAL ENERGY		40,078,914
FINANCIALS - 19.4%
Capital Markets - 8.1%
Ashmore Global Opps Ltd. (a)(d)	1,499,320	10,495,240
Ashmore Group PLC	2,076,326	8,316,911
Charles Schwab Corp.	407,800	7,809,370
Greenhill & Co., Inc.	200,185	17,932,572
Janus Capital Group, Inc.	1,193,100	16,918,158
		61,472,251
Commercial Banks - 1.2%
PNC Financial Services Group, Inc.	187,100	9,091,189
Consumer Finance - 2.0%
American Express Co.	441,900	14,980,410
Diversified Financial Services - 8.1%
Bank of America Corp.	1,335,400	22,594,968
BM&F BOVESPA SA	1,207,500	8,924,496
CME Group, Inc.	47,824	14,738,879
JPMorgan Chase & Co.	353,900	15,507,898
		61,766,241
TOTAL FINANCIALS		147,310,091
HEALTH CARE - 12.8%
Health Care Equipment & Supplies - 5.2%
Boston Scientific Corp. (a)	1,511,300	16,004,667
Edwards Lifesciences Corp. (a)	233,310	16,310,702
Stryker Corp.	166,700	7,573,181
		39,888,550
Health Care Providers & Services - 3.0%
Express Scripts, Inc. (a)	297,800	23,103,324
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 4.6%
Abbott Laboratories	325,200	$ 16,087,644
Merck & Co., Inc.	591,000	18,693,330
		34,780,974
TOTAL HEALTH CARE		97,772,848
INDUSTRIALS - 12.1%
Aerospace & Defense - 3.0%
Precision Castparts Corp.	228,500	23,277,295
Construction & Engineering - 1.6%
China Railway Construction Corp. Ltd. (H Shares)	9,065,000	12,047,677
Industrial Conglomerates - 1.7%
General Electric Co.	791,000	12,988,220
Road & Rail - 5.8%
America Latina Logistica SA unit	922,700	7,168,625
CSX Corp.	533,985	22,352,612
Union Pacific Corp.	245,500	14,324,925
		43,846,162
TOTAL INDUSTRIALS		92,159,354
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 7.9%
Juniper Networks, Inc. (a)	884,500	23,899,191
QUALCOMM, Inc.	315,856	14,207,203
Research In Motion Ltd. (a)	331,500	22,392,827
		60,499,221
Computers & Peripherals - 4.0%
Apple, Inc. (a)	126,800	23,504,916
Dell, Inc. (a)	461,400	7,040,964
		30,545,880
Internet Software & Services - 1.2%
Baidu.com, Inc. sponsored ADR (a)	23,300	9,111,465
IT Services - 2.5%
Fiserv, Inc. (a)	393,500	18,966,700
Semiconductors & Semiconductor Equipment - 1.9%
National Semiconductor Corp.	483,200	6,895,264
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	688,200	7,542,672
		14,437,936
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.1%
Activision Blizzard, Inc. (a)	620,600	$ 7,689,234
AsiaInfo Holdings, Inc. (a)	399,400	7,976,018
		15,665,252
TOTAL INFORMATION TECHNOLOGY		149,226,454
MATERIALS - 4.2%
Chemicals - 2.2%
Dow Chemical Co.	631,600	16,465,812
Metals & Mining - 2.0%
Alcoa, Inc.	551,500	7,235,680
MacArthur Coal Ltd.	960,232	7,996,781
		15,232,461
TOTAL MATERIALS		31,698,273
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
American Tower Corp. Class A (a)	330,400	12,026,560
TOTAL COMMON STOCKS (Cost $681,014,093)		760,125,049
Money Market Funds - 5.4%

Fidelity Securities Lending Cash Central Fund, 0.19% (b)(e) (Cost $40,898,225)	40,898,225	40,898,225
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $721,912,318)		801,023,274
NET OTHER ASSETS - (5.3)%		(40,308,270)
NET ASSETS - 100%		$ 760,715,004
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,143
Fidelity Securities Lending Cash Central Fund	133,488
Total	$ 142,631
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ashmore Global Opps Ltd.	$ 8,696,056	$ -	$ -	$ -	$ 10,495,240
Total	$ 8,696,056	$ -	$ -	$ -	$ 10,495,240
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $733,753,233. Net unrealized appreciation aggregated $67,270,041, of which $93,716,992 related to appreciated investment securities and $26,446,951 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Fund

Fidelity Fund
Class K

September 30, 2009

1.808776.105

FID-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.8%
Autoliv, Inc.	396,400	$ 13,319
BorgWarner, Inc.	528,600	15,995
Magna International, Inc. Class A (sub. vtg.)	342,000	14,578
		43,892
Automobiles - 0.4%
Ford Motor Co. (a)	2,849,200	20,543
Hotels, Restaurants & Leisure - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	174,500	5,764
Household Durables - 1.5%
Mohawk Industries, Inc. (a)	342,600	16,339
Pulte Homes, Inc.	1,854,500	20,381
Whirlpool Corp.	621,800	43,501
		80,221
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	216,600	20,222
Media - 1.6%
Comcast Corp. Class A	933,700	15,770
McGraw-Hill Companies, Inc.	669,700	16,836
The Walt Disney Co.	2,022,800	55,546
		88,152
Multiline Retail - 1.0%
Macy's, Inc.	1,239,400	22,669
Target Corp.	724,200	33,806
		56,475
Specialty Retail - 3.6%
Best Buy Co., Inc.	1,173,200	44,018
Home Depot, Inc.	713,800	19,016
Lowe's Companies, Inc.	2,535,200	53,087
Sherwin-Williams Co.	442,000	26,591
Staples, Inc.	2,181,250	50,649
		193,361
Textiles, Apparel & Luxury Goods - 1.1%
Polo Ralph Lauren Corp. Class A	780,373	59,792
TOTAL CONSUMER DISCRETIONARY		568,422
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 9.4%
Beverages - 1.8%
PepsiCo, Inc.	595,790	$ 34,949
The Coca-Cola Co.	1,169,300	62,791
		97,740
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	288,100	16,266
CVS Caremark Corp.	1,400,900	50,068
Wal-Mart Stores, Inc.	608,400	29,866
Walgreen Co.	1,001,200	37,515
		133,715
Food Products - 2.2%
Archer Daniels Midland Co.	643,800	18,812
Bunge Ltd.	585,400	36,652
Cosan Ltd. Class A (a)	1,328,908	10,498
Kellogg Co.	402,100	19,795
Nestle SA (Reg.)	487,021	20,752
Ralcorp Holdings, Inc. (a)	237,800	13,904
		120,413
Household Products - 1.6%
Colgate-Palmolive Co.	292,200	22,289
Procter & Gamble Co.	1,132,844	65,614
		87,903
Tobacco - 1.3%
Philip Morris International, Inc.	1,392,000	67,846
TOTAL CONSUMER STAPLES		507,617
ENERGY - 10.3%
Energy Equipment & Services - 2.4%
ENSCO International, Inc.	606,500	25,801
National Oilwell Varco, Inc. (a)	405,800	17,502
Schlumberger Ltd.	680,200	40,540
Transocean Ltd. (a)	292,833	25,046
Weatherford International Ltd. (a)	977,000	20,253
		129,142
Oil, Gas & Consumable Fuels - 7.9%
Anadarko Petroleum Corp.	321,300	20,155
Canadian Natural Resources Ltd.	202,800	13,697
Chesapeake Energy Corp.	1,541,100	43,767
Chevron Corp.	1,028,400	72,430
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips	869,200	$ 39,253
Devon Energy Corp.	169,800	11,433
Exxon Mobil Corp.	880,500	60,411
Marathon Oil Corp.	1,191,800	38,018
Occidental Petroleum Corp.	1,038,500	81,418
Range Resources Corp.	401,100	19,798
Southern Union Co.	885,800	18,416
Valero Energy Corp.	555,300	10,767
		429,563
TOTAL ENERGY		558,705
FINANCIALS - 15.7%
Capital Markets - 5.8%
Charles Schwab Corp.	870,100	16,662
Deutsche Bank AG (c)	177,129	13,598
Goldman Sachs Group, Inc.	575,700	106,130
Julius Baer Holding Ltd.	316,215	15,790
Lazard Ltd. Class A	349,100	14,421
Morgan Stanley	1,994,100	61,578
State Street Corp.	984,650	51,793
T. Rowe Price Group, Inc.	733,000	33,498
		313,470
Commercial Banks - 2.8%
China Construction Bank Corp. (H Shares)	22,566,000	18,024
Industrial & Commercial Bank of China Ltd.	17,058,000	12,854
Sumitomo Mitsui Financial Group, Inc.	383,700	13,301
Wells Fargo & Co.	3,762,900	106,039
		150,218
Consumer Finance - 1.0%
American Express Co.	1,526,292	51,741
Diversified Financial Services - 5.7%
Bank of America Corp.	6,714,635	113,612
Citigroup, Inc.	6,645,200	32,163
CME Group, Inc.	54,500	16,796
JPMorgan Chase & Co.	3,381,200	148,171
		310,742
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.4%
Everest Re Group Ltd.	254,200	$ 22,293
TOTAL FINANCIALS		848,464
HEALTH CARE - 12.9%
Biotechnology - 1.8%
Amgen, Inc. (a)	938,700	56,538
Biogen Idec, Inc. (a)	507,100	25,619
United Therapeutics Corp. (a)	313,600	15,363
		97,520
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	364,900	20,803
Beckman Coulter, Inc.	192,300	13,257
C. R. Bard, Inc.	290,600	22,844
Covidien PLC	953,300	41,240
Thoratec Corp. (a)	462,800	14,009
		112,153
Health Care Providers & Services - 2.0%
CIGNA Corp.	491,500	13,806
Henry Schein, Inc. (a)	344,700	18,927
Humana, Inc. (a)	222,900	8,314
Medco Health Solutions, Inc. (a)	873,900	48,335
UnitedHealth Group, Inc.	841,700	21,076
		110,458
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	402,500	18,736
QIAGEN NV (a)	151,300	3,220
		21,956
Pharmaceuticals - 6.6%
Abbott Laboratories	909,900	45,013
Allergan, Inc.	647,000	36,724
Elan Corp. PLC sponsored ADR (a)	1,954,296	13,895
Forest Laboratories, Inc. (a)	477,800	14,066
Johnson & Johnson	1,226,400	74,675
King Pharmaceuticals, Inc. (a)	1,291,200	13,906
Merck & Co., Inc.	775,800	24,539
Pfizer, Inc.	3,407,700	56,397
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	249,800	$ 12,630
Wyeth	1,295,440	62,932
		354,777
TOTAL HEALTH CARE		696,864
INDUSTRIALS - 13.1%
Aerospace & Defense - 1.3%
General Dynamics Corp.	163,200	10,543
Honeywell International, Inc.	685,800	25,477
Lockheed Martin Corp.	192,130	15,002
Raytheon Co.	366,100	17,562
		68,584
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	321,900	18,178
Building Products - 0.5%
Armstrong World Industries, Inc. (a)	8,800	303
Masco Corp.	1,997,200	25,804
		26,107
Commercial Services & Supplies - 0.3%
The Brink's Co.	542,400	14,596
Construction & Engineering - 0.5%
Quanta Services, Inc. (a)	1,250,600	27,676
Electrical Equipment - 0.9%
Cooper Industries PLC Class A	729,200	27,396
Regal-Beloit Corp.	431,100	19,706
		47,102
Industrial Conglomerates - 2.8%
General Electric Co.	4,754,300	78,066
Textron, Inc.	1,981,400	37,607
Tyco International Ltd.	1,002,200	34,556
		150,229
Machinery - 3.2%
Briggs & Stratton Corp.	627,400	12,178
Caterpillar, Inc.	174,100	8,937
Cummins, Inc.	884,100	39,617
Deere & Co.	244,400	10,490
Eaton Corp.	296,800	16,796
Flowserve Corp.	196,600	19,373
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	796,000	$ 24,413
Navistar International Corp. (a)	428,500	16,034
PACCAR, Inc.	307,000	11,577
Toro Co. (c)	421,400	16,759
		176,174
Professional Services - 1.0%
Manpower, Inc.	622,100	35,279
Monster Worldwide, Inc. (a)(c)	1,058,200	18,497
		53,776
Road & Rail - 2.0%
CSX Corp.	691,100	28,929
Union Pacific Corp.	1,372,600	80,091
		109,020
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	219,200	19,588
TOTAL INDUSTRIALS		711,030
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 2.7%
Cisco Systems, Inc. (a)	4,457,676	104,934
Juniper Networks, Inc. (a)	701,700	18,960
QUALCOMM, Inc.	494,800	22,256
		146,150
Computers & Peripherals - 5.9%
Apple, Inc. (a)	562,400	104,252
Dell, Inc. (a)	2,203,400	33,624
Hewlett-Packard Co.	2,249,900	106,218
International Business Machines Corp.	453,900	54,291
NCR Corp. (a)	1,434,021	19,818
		318,203
Electronic Equipment & Components - 1.4%
Agilent Technologies, Inc. (a)	574,800	15,997
Amphenol Corp. Class A	1,555,238	58,601
		74,598
Internet Software & Services - 2.4%
Google, Inc. Class A (a)	197,785	98,072
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
IAC/InterActiveCorp (a)	677,600	$ 13,681
NetEase.com, Inc. sponsored ADR (a)(c)	368,200	16,819
		128,572
Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	3,416,900	45,786
Intel Corp.	3,519,900	68,884
Lam Research Corp. (a)	790,400	27,000
Samsung Electronics Co. Ltd.	34,871	24,174
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,024,156	22,185
Texas Instruments, Inc.	1,505,500	35,665
Xilinx, Inc.	781,300	18,298
		241,992
Software - 2.8%
Adobe Systems, Inc. (a)	300,900	9,942
Citrix Systems, Inc. (a)	702,400	27,555
Microsoft Corp.	3,403,800	88,124
Oracle Corp.	1,339,800	27,921
		153,542
TOTAL INFORMATION TECHNOLOGY		1,063,057
MATERIALS - 4.8%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	362,900	28,154
Airgas, Inc.	362,800	17,549
Albemarle Corp.	723,800	25,043
Dow Chemical Co.	2,398,200	62,521
E.I. du Pont de Nemours & Co.	389,500	12,519
Monsanto Co.	104,667	8,101
Solutia, Inc. (a)	1,071,800	12,411
W.R. Grace & Co. (a)	111,300	2,420
		168,718
Construction Materials - 0.4%
Vulcan Materials Co.	407,600	22,039
Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold, Inc.	309,500	21,235
Goldcorp, Inc.	442,100	17,750
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newcrest Mining Ltd.	447,353	$ 12,589
United States Steel Corp.	352,200	15,627
		67,201
TOTAL MATERIALS		257,958
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	1,013,600	27,377
Verizon Communications, Inc.	394,000	11,926
		39,303
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	4,517,300	17,843
TOTAL TELECOMMUNICATION SERVICES		57,146
UTILITIES - 2.0%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	609,100	18,876
Entergy Corp.	370,600	29,596
FirstEnergy Corp.	707,200	32,333
		80,805
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	489,400	13,796
Multi-Utilities - 0.3%
PG&E Corp.	367,800	14,892
TOTAL UTILITIES		109,493
TOTAL COMMON STOCKS (Cost $5,079,140)		5,378,756
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
Wells Fargo & Co. 7.50% (Cost $4,076)	8,000	7,152
Money Market Funds - 0.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.25% (d)	23,112,347	$ 23,112
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	25,290,544	25,291
TOTAL MONEY MARKET FUNDS (Cost $48,403)		48,403
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $5,131,619)		5,434,311
NET OTHER ASSETS - (0.5)%		(26,491)
NET ASSETS - 100%		$ 5,407,820
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 113
Fidelity Securities Lending Cash Central Fund	14
Total	$ 127
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 568,422	$ 568,422	$ -	$ -
Consumer Staples	507,617	507,617	-	-
Energy	558,705	558,705	-	-
Financials	855,616	821,565	34,051	-
Health Care	696,864	696,864	-	-
Industrials	711,030	711,030	-	-
Information Technology	1,063,057	1,063,057	-	-
Materials	257,958	257,958	-	-
Telecommunication Services	57,146	57,146	-	-
Utilities	109,493	109,493	-	-
Money Market Funds	48,403	48,403	-	-
Total Investments in Securities:	$ 5,434,311	$ 5,400,260	$ 34,051	$ -
Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $5,235,502,000. Net unrealized appreciation aggregated $198,809,000, of which $619,564,000 related to appreciated investment securities and $420,755,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Growth Discovery Fund

September 30, 2009

1.808775.105

CII-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.1%
BorgWarner, Inc.	27,300	$ 826
Johnson Controls, Inc.	6,000	153
		979
Automobiles - 1.9%
Geely Automobile Holdings Ltd.	3,630,000	988
Harley-Davidson, Inc. (b)	645,200	14,840
		15,828
Diversified Consumer Services - 1.2%
Navitas Ltd.	138,128	445
Strayer Education, Inc. (b)	41,673	9,071
		9,516
Hotels, Restaurants & Leisure - 1.9%
Chipotle Mexican Grill, Inc. Class B (a)	3,307	275
Denny's Corp. (a)	98,113	261
Marriott International, Inc. Class A	64,421	1,777
McDonald's Corp.	85,400	4,874
Starbucks Corp. (a)	258,026	5,328
Starwood Hotels & Resorts Worldwide, Inc.	94,200	3,111
		15,626
Household Durables - 1.0%
Black & Decker Corp.	46,471	2,151
Mohawk Industries, Inc. (a)	126,728	6,044
		8,195
Internet & Catalog Retail - 0.4%
Expedia, Inc. (a)	54,273	1,300
Priceline.com, Inc. (a)(b)	13,500	2,239
		3,539
Media - 0.1%
McGraw-Hill Companies, Inc.	45,180	1,136
Multiline Retail - 1.4%
Target Corp.	239,000	11,157
Specialty Retail - 5.6%
Advance Auto Parts, Inc.	46,500	1,827
Best Buy Co., Inc.	125,900	4,724
Home Depot, Inc.	121,000	3,223
Lowe's Companies, Inc.	912,809	19,114
O'Reilly Automotive, Inc. (a)	96,502	3,488
Ross Stores, Inc.	78,533	3,752
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sherwin-Williams Co.	66,829	$ 4,020
Tiffany & Co., Inc.	1,121	43
TJX Companies, Inc.	140,898	5,234
		45,425
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	131,600	4,332
Fuqi International, Inc. (a)(b)	21,500	630
Lululemon Athletica, Inc. (a)(b)	188,011	4,277
		9,239
TOTAL CONSUMER DISCRETIONARY		120,640
CONSUMER STAPLES - 5.9%
Beverages - 1.0%
The Coca-Cola Co.	149,300	8,017
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	15,900	898
Walgreen Co.	315,902	11,837
		12,735
Food Products - 0.5%
Bunge Ltd.	67,200	4,207
Household Products - 1.6%
Colgate-Palmolive Co.	67,890	5,179
Energizer Holdings, Inc. (a)	115,331	7,651
		12,830
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	53,309	1,977
Mead Johnson Nutrition Co. Class A	21,940	990
Nu Skin Enterprises, Inc. Class A	149,036	2,762
		5,729
Tobacco - 0.6%
Philip Morris International, Inc.	104,300	5,084
TOTAL CONSUMER STAPLES		48,602
ENERGY - 5.0%
Energy Equipment & Services - 2.6%
Schlumberger Ltd.	174,700	10,412
Smith International, Inc.	156,035	4,478
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Transocean Ltd. (a)	14,500	$ 1,240
Weatherford International Ltd. (a)	226,400	4,693
		20,823
Oil, Gas & Consumable Fuels - 2.4%
Arch Coal, Inc.	92,900	2,056
Denbury Resources, Inc. (a)	494,776	7,486
Range Resources Corp.	92,100	4,546
Southwestern Energy Co. (a)	129,803	5,540
		19,628
TOTAL ENERGY		40,451
FINANCIALS - 9.2%
Capital Markets - 1.3%
Charles Schwab Corp.	197,158	3,776
Franklin Resources, Inc.	24,800	2,495
JMP Group, Inc.	30,900	298
Morgan Stanley	136,900	4,227
T. Rowe Price Group, Inc.	7,700	352
		11,148
Commercial Banks - 2.0%
PNC Financial Services Group, Inc.	112,196	5,452
Wells Fargo & Co.	378,663	10,671
		16,123
Consumer Finance - 1.4%
American Express Co.	339,900	11,523
Diversified Financial Services - 4.0%
CME Group, Inc.	11,788	3,633
JPMorgan Chase & Co.	660,466	28,942
		32,575
Insurance - 0.2%
Arthur J. Gallagher & Co.	23,035	561
Hilltop Holdings, Inc. (a)	68,560	841
		1,402
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	61,100	2,894
TOTAL FINANCIALS		75,665
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.9%
Biotechnology - 3.9%
3SBio, Inc. sponsored ADR (a)	19,900	$ 219
Alexion Pharmaceuticals, Inc. (a)	41,290	1,839
Amgen, Inc. (a)	116,653	7,026
Biogen Idec, Inc. (a)	77,512	3,916
Celgene Corp. (a)	43,490	2,431
Cephalon, Inc. (a)	41,854	2,438
Dendreon Corp. (a)	53,800	1,506
Gilead Sciences, Inc. (a)	112,428	5,237
Human Genome Sciences, Inc. (a)	57,500	1,082
United Therapeutics Corp. (a)	120,086	5,883
Vanda Pharmaceuticals, Inc. (a)	15,600	182
		31,759
Health Care Equipment & Supplies - 2.0%
Beckman Coulter, Inc.	11,800	813
C. R. Bard, Inc.	14,077	1,107
Covidien PLC	81,414	3,522
DENTSPLY International, Inc.	119,466	4,126
Edwards Lifesciences Corp. (a)	12,480	872
HeartWare International, Inc. CDI (a)	135,546	115
NuVasive, Inc. (a)(b)	95,319	3,981
Orthovita, Inc. (a)	375,124	1,647
		16,183
Health Care Providers & Services - 3.5%
Express Scripts, Inc. (a)	105,326	8,171
Henry Schein, Inc. (a)	49,877	2,739
Medco Health Solutions, Inc. (a)	290,606	16,073
VCA Antech, Inc. (a)	75,976	2,043
		29,026
Health Care Technology - 0.3%
HLTH Corp. (a)	165,472	2,418
Life Sciences Tools & Services - 1.3%
Illumina, Inc. (a)	131,676	5,596
Life Technologies Corp. (a)	61,100	2,844
QIAGEN NV (a)	22,900	487
Sequenom, Inc. (a)(b)	145,900	471
Techne Corp.	7,336	459
Thermo Fisher Scientific, Inc. (a)	19,100	834
		10,691
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.9%
Cadence Pharmaceuticals, Inc. (a)	87,204	$ 964
Novo Nordisk AS Series B	135,285	8,470
Teva Pharmaceutical Industries Ltd. sponsored ADR	120,665	6,101
		15,535
TOTAL HEALTH CARE		105,612
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	191,239	7,105
Precision Castparts Corp.	18,600	1,895
United Technologies Corp.	183,100	11,156
		20,156
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	44,760	2,528
Airlines - 0.6%
AirTran Holdings, Inc. (a)	124,048	775
Hawaiian Holdings, Inc. (a)	102,355	845
Ryanair Holdings PLC sponsored ADR (a)	123,863	3,597
		5,217
Building Products - 0.1%
Armstrong World Industries, Inc. (a)	1,300	45
USG Corp. (a)(b)	24,271	417
		462
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)	5,500	266
Electrical Equipment - 1.6%
AMETEK, Inc.	116,600	4,071
China High Speed Transmission Equipment Group Co. Ltd.	257,000	527
First Solar, Inc. (a)	53,700	8,209
		12,807
Industrial Conglomerates - 0.8%
3M Co.	28,500	2,103
Textron, Inc.	244,200	4,635
		6,738
Machinery - 2.0%
Cummins, Inc.	109,900	4,925
Danaher Corp.	60,900	4,100
Graco, Inc.	31,487	878
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	106,500	$ 3,266
PACCAR, Inc.	91,400	3,447
		16,616
Professional Services - 0.9%
CoStar Group, Inc. (a)(b)	14,465	596
Dun & Bradstreet Corp.	21,376	1,610
Equifax, Inc.	14,600	425
Heidrick & Struggles International, Inc.	43,088	1,002
Korn/Ferry International (a)	224,402	3,274
Robert Half International, Inc.	30,100	753
		7,660
Road & Rail - 1.1%
Avis Budget Group, Inc. (a)	233,935	3,125
Heartland Express, Inc.	49,200	708
Knight Transportation, Inc.	229,600	3,853
Old Dominion Freight Lines, Inc. (a)	25,510	776
Union Pacific Corp.	13,468	786
		9,248
Trading Companies & Distributors - 0.1%
Fastenal Co. (b)	10,243	396
TOTAL INDUSTRIALS		82,094
INFORMATION TECHNOLOGY - 38.5%
Communications Equipment - 10.4%
3Com Corp. (a)	78,300	410
Cisco Systems, Inc. (a)	1,639,043	38,582
Juniper Networks, Inc. (a)	447,301	12,086
QUALCOMM, Inc.	661,400	29,750
Riverbed Technology, Inc. (a)	196,147	4,307
		85,135
Computers & Peripherals - 4.1%
Apple, Inc. (a)	138,474	25,669
Intermec, Inc. (a)	138,335	1,951
Netezza Corp. (a)	555,211	6,241
		33,861
Electronic Equipment & Components - 2.3%
Agilent Technologies, Inc. (a)	469,308	13,061
BYD Co. Ltd. (H Shares) (a)	241,000	1,986
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Corning, Inc.	183,285	$ 2,806
Ingenico SA	24,438	679
		18,532
Internet Software & Services - 6.0%
Baidu.com, Inc. sponsored ADR (a)	11,296	4,417
Google, Inc. Class A (a)	55,134	27,338
NetEase.com, Inc. sponsored ADR (a)(b)	84,883	3,877
Tencent Holdings Ltd.	73,200	1,191
The Knot, Inc. (a)	160,938	1,757
VeriSign, Inc. (a)	448,391	10,622
WebMD Health Corp. Class A (a)	5,567	184
		49,386
IT Services - 3.6%
Accenture PLC Class A	42,715	1,592
Amdocs Ltd. (a)	150,300	4,040
Cognizant Technology Solutions Corp. Class A (a)	30,467	1,178
Fidelity National Information Services, Inc.	533,747	13,616
The Western Union Co.	18,695	354
Visa, Inc. Class A	120,075	8,298
		29,078
Semiconductors & Semiconductor Equipment - 7.9%
Aixtron AG	21,500	586
Analog Devices, Inc.	71,100	1,961
Applied Materials, Inc.	152,749	2,047
ASML Holding NV (NY Shares)	321,900	9,519
Avago Technologies Ltd.	82,500	1,408
Broadcom Corp. Class A (a)	545,168	16,731
Marvell Technology Group Ltd. (a)	776,038	12,564
Maxim Integrated Products, Inc.	199,600	3,621
Monolithic Power Systems, Inc. (a)	319,664	7,496
National Semiconductor Corp.	242,599	3,462
Omnivision Technologies, Inc. (a)	56,220	915
Samsung Electronics Co. Ltd.	2,632	1,825
Supertex, Inc. (a)	84,917	2,548
		64,683
Software - 4.2%
Advent Software, Inc. (a)(b)	10,765	433
BMC Software, Inc. (a)	185,339	6,956
ebix.com, Inc. (a)(b)	18,324	1,014
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc. (a)	22,700	$ 647
Nice Systems Ltd. sponsored ADR (a)	120,700	3,674
Oracle Corp.	192,500	4,012
Rovi Corp. (a)	26,370	886
Salesforce.com, Inc. (a)	11,400	649
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	83,300	4,265
Solera Holdings, Inc.	30,878	961
Sourcefire, Inc. (a)	146,641	3,148
Taleo Corp. Class A (a)	18,663	423
VanceInfo Technologies, Inc. ADR (a)	397,398	7,725
		34,793
TOTAL INFORMATION TECHNOLOGY		315,468
MATERIALS - 2.5%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	80,200	6,222
Ecolab, Inc.	43,300	2,002
FMC Corp.	27,300	1,536
Monsanto Co.	13,500	1,045
Terra Industries, Inc.	58,161	2,016
The Mosaic Co.	82,400	3,961
		16,782
Metals & Mining - 0.4%
Consolidated Thompson Iron Mines Ltd. (a)	567,100	2,908
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	17,429	947
TOTAL MATERIALS		20,637
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	97,294	3,542
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. Class A (a)	179,900	459
TOTAL COMMON STOCKS (Cost $777,547)		813,170
Money Market Funds - 3.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.25% (c)	1,283,659	$ 1,284
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	29,549,700	29,550
TOTAL MONEY MARKET FUNDS (Cost $30,834)		30,834
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $808,381)		844,004
NET OTHER ASSETS - (3.0)%		(24,394)
NET ASSETS - 100%		$ 819,610
Legend
(a) Non-income producing
(b) Security or a portion of the security is on loan at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	12
Total	$ 13
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $816,997,000. Net unrealized appreciation aggregated $27,007,000, of which $81,720,000 related to appreciated investment securities and $54,713,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mega Cap Stock Fund

September 30, 2009

1.808770.105

GII-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.5%
Johnson Controls, Inc.	56,800	$ 1,451,808
Automobiles - 0.3%
Ford Motor Co. (a)	128,200	924,322
Household Durables - 0.4%
Newell Rubbermaid, Inc.	64,900	1,018,281
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	14,500	1,353,720
Media - 0.7%
McGraw-Hill Companies, Inc.	21,300	535,482
The Walt Disney Co.	39,700	1,090,162
Time Warner, Inc.	6,900	198,582
Viacom, Inc. Class B (non-vtg.) (a)	9,700	271,988
		2,096,214
Multiline Retail - 1.0%
Kohl's Corp. (a)	8,600	490,630
Target Corp.	52,200	2,436,696
		2,927,326
Specialty Retail - 3.5%
Home Depot, Inc.	99,200	2,642,688
Lowe's Companies, Inc.	160,500	3,360,870
Staples, Inc.	161,243	3,744,062
		9,747,620
TOTAL CONSUMER DISCRETIONARY		19,519,291
CONSUMER STAPLES - 11.8%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	31,401	1,433,841
PepsiCo, Inc.	10,300	604,198
The Coca-Cola Co.	94,700	5,085,390
		7,123,429
Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	35,900	2,026,914
CVS Caremark Corp.	99,600	3,559,704
Wal-Mart Stores, Inc.	60,700	2,979,763
Walgreen Co.	33,200	1,244,004
		9,810,385
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.5%
Danone	38,182	$ 2,300,797
Nestle SA (Reg.)	47,895	2,040,858
		4,341,655
Household Products - 2.4%
Procter & Gamble Co.	118,600	6,869,312
Tobacco - 1.9%
Altria Group, Inc.	34,300	610,883
Philip Morris International, Inc.	95,130	4,636,636
		5,247,519
TOTAL CONSUMER STAPLES		33,392,300
ENERGY - 11.6%
Energy Equipment & Services - 1.4%
Schlumberger Ltd.	51,800	3,087,280
Smith International, Inc.	14,200	407,540
Weatherford International Ltd. (a)	20,200	418,746
		3,913,566
Oil, Gas & Consumable Fuels - 10.2%
Chevron Corp.	109,900	7,740,257
Exxon Mobil Corp.	171,971	11,798,930
Marathon Oil Corp.	67,000	2,137,300
Occidental Petroleum Corp.	51,300	4,021,920
Peabody Energy Corp.	12,000	446,640
Royal Dutch Shell PLC Class A sponsored ADR	23,900	1,366,841
Southwestern Energy Co. (a)	10,800	460,944
Total SA sponsored ADR	12,400	734,824
Valero Energy Corp.	20,400	395,556
		29,103,212
TOTAL ENERGY		33,016,778
FINANCIALS - 18.7%
Capital Markets - 3.3%
Goldman Sachs Group, Inc.	17,900	3,299,865
Morgan Stanley	90,000	2,779,200
Northern Trust Corp.	11,300	657,208
State Street Corp.	48,800	2,566,880
		9,303,153
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 6.4%
Comerica, Inc.	17,900	$ 531,093
HSBC Holdings PLC sponsored ADR	16,826	964,971
PNC Financial Services Group, Inc.	76,300	3,707,417
Standard Chartered PLC (United Kingdom)	25,865	637,503
U.S. Bancorp, Delaware	131,800	2,881,148
Wells Fargo & Co.	336,853	9,492,518
		18,214,650
Consumer Finance - 1.2%
American Express Co.	24,700	837,330
Capital One Financial Corp.	69,700	2,490,381
		3,327,711
Diversified Financial Services - 7.5%
Bank of America Corp.	560,180	9,478,246
JPMorgan Chase & Co.	270,000	11,831,399
		21,309,645
Insurance - 0.1%
ACE Ltd.	5,500	294,030
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	19,900	233,626
Jones Lang LaSalle, Inc.	5,700	270,009
		503,635
TOTAL FINANCIALS		52,952,824
HEALTH CARE - 14.3%
Biotechnology - 2.3%
Amgen, Inc. (a)	33,890	2,041,195
Celgene Corp. (a)	27,700	1,548,430
Genzyme Corp. (a)	13,000	737,490
Gilead Sciences, Inc. (a)	48,820	2,274,036
		6,601,151
Health Care Equipment & Supplies - 0.4%
Medtronic, Inc.	5,300	195,040
St. Jude Medical, Inc. (a)	22,000	858,220
		1,053,260
Health Care Providers & Services - 2.3%
Express Scripts, Inc. (a)	14,700	1,140,426
McKesson Corp.	22,000	1,310,100
Medco Health Solutions, Inc. (a)	41,300	2,284,303
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	51,300	$ 1,284,552
WellPoint, Inc. (a)	7,800	369,408
		6,388,789
Pharmaceuticals - 9.3%
Abbott Laboratories	104,600	5,174,562
Allergan, Inc.	19,500	1,106,820
Johnson & Johnson	105,500	6,423,895
Merck & Co., Inc.	171,100	5,411,893
Pfizer, Inc.	503,100	8,326,305
		26,443,475
TOTAL HEALTH CARE		40,486,675
INDUSTRIALS - 6.5%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	80,800	3,001,720
Lockheed Martin Corp.	9,800	765,184
The Boeing Co.	5,100	276,165
		4,043,069
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	16,700	943,049
Electrical Equipment - 0.5%
Emerson Electric Co.	29,900	1,198,392
First Solar, Inc. (a)	1,300	198,718
		1,397,110
Industrial Conglomerates - 0.7%
Koninklijke Philips Electronics NV (NY Shares)	28,300	689,388
Siemens AG (Reg.)	1,904	176,991
Textron, Inc.	49,900	947,102
		1,813,481
Machinery - 2.5%
Cummins, Inc.	22,800	1,021,668
Deere & Co.	21,600	927,072
Ingersoll-Rand Co. Ltd.	74,800	2,294,116
PACCAR, Inc.	60,800	2,292,768
Parker Hannifin Corp.	11,800	611,712
		7,147,336
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.1%
Ryder System, Inc.	21,400	$ 835,884
Union Pacific Corp.	38,500	2,246,475
		3,082,359
TOTAL INDUSTRIALS		18,426,404
INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 6.1%
Cisco Systems, Inc. (a)	467,600	11,007,304
Juniper Networks, Inc. (a)	53,600	1,448,272
QUALCOMM, Inc.	107,000	4,812,860
		17,268,436
Computers & Peripherals - 5.6%
Apple, Inc. (a)	34,200	6,339,654
Hewlett-Packard Co.	110,500	5,216,705
International Business Machines Corp.	35,500	4,246,155
		15,802,514
Electronic Equipment & Components - 0.4%
Corning, Inc.	68,100	1,042,611
Internet Software & Services - 1.8%
Google, Inc. Class A (a)	10,450	5,181,633
IT Services - 0.8%
Accenture PLC Class A	17,600	655,952
MasterCard, Inc. Class A	3,100	626,665
Visa, Inc. Class A	14,300	988,273
		2,270,890
Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	54,500	730,300
ASML Holding NV (NY Shares)	96,800	2,862,376
Intel Corp.	237,000	4,638,090
Samsung Electronics Co. Ltd.	1,467	1,016,995
Taiwan Semiconductor Manufacturing Co. Ltd.	457,974	918,397
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	80,900	886,664
Texas Instruments, Inc.	71,700	1,698,573
		12,751,395
Software - 3.9%
Adobe Systems, Inc. (a)	60,000	1,982,400
Autonomy Corp. PLC (a)	12,986	338,129
Microsoft Corp.	226,100	5,853,729
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	114,700	$ 2,390,348
VMware, Inc. Class A (a)	13,300	534,261
		11,098,867
TOTAL INFORMATION TECHNOLOGY		65,416,346
MATERIALS - 2.9%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	5,900	457,722
Airgas, Inc.	4,700	227,339
Celanese Corp. Class A	16,380	409,500
Dow Chemical Co.	108,600	2,831,202
E.I. du Pont de Nemours & Co.	83,000	2,667,620
Monsanto Co.	12,400	959,760
The Mosaic Co.	5,700	273,999
		7,827,142
Metals & Mining - 0.1%
Alcoa, Inc.	10,000	131,200
Nucor Corp.	4,700	220,947
		352,147
TOTAL MATERIALS		8,179,289
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	91,788	2,479,194
Verizon Communications, Inc.	174,500	5,282,115
		7,761,309
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	13,500	491,400
MTN Group Ltd.	25,400	413,103
		904,503
TOTAL TELECOMMUNICATION SERVICES		8,665,812
UTILITIES - 0.9%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	30,800	954,492
Entergy Corp.	4,600	367,356
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	2,800	$ 138,936
FirstEnergy Corp.	17,400	795,528
		2,256,312
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	15,600	231,192
TOTAL UTILITIES		2,487,504
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $276,254,737)		282,543,223
NET OTHER ASSETS - 0.3%		724,263
NET ASSETS - 100%		$ 283,267,486
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 214
Fidelity Securities Lending Cash Central Fund	883
Total	$ 1,097
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 19,519,291	$ 19,519,291	$ -	$ -
Consumer Staples	33,392,300	33,392,300	-	-
Energy	33,016,778	33,016,778	-	-
Financials	52,952,824	52,952,824	-	-
Health Care	40,486,675	40,486,675	-	-
Industrials	18,426,404	18,249,413	176,991	-
Information Technology	65,416,346	65,416,346	-	-
Materials	8,179,289	8,179,289	-	-
Telecommunication Services	8,665,812	8,252,709	413,103	-
Utilities	2,487,504	2,487,504	-	-
Total Investments in Securities:	$ 282,543,223	$ 281,953,129	$ 590,094	$ -
Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $288,169,005. Net unrealized depreciation aggregated $5,625,782, of which $22,041,160 related to appreciated investment securities and $27,666,942 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Mega Cap
Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2009

Class A, Class T, Class B, Class C and
Institutional Class are classes of
Fidelity® Mega Cap Stock Fund

1.864816.101

AGII-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.5%
Johnson Controls, Inc.	56,800	$ 1,451,808
Automobiles - 0.3%
Ford Motor Co. (a)	128,200	924,322
Household Durables - 0.4%
Newell Rubbermaid, Inc.	64,900	1,018,281
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	14,500	1,353,720
Media - 0.7%
McGraw-Hill Companies, Inc.	21,300	535,482
The Walt Disney Co.	39,700	1,090,162
Time Warner, Inc.	6,900	198,582
Viacom, Inc. Class B (non-vtg.) (a)	9,700	271,988
		2,096,214
Multiline Retail - 1.0%
Kohl's Corp. (a)	8,600	490,630
Target Corp.	52,200	2,436,696
		2,927,326
Specialty Retail - 3.5%
Home Depot, Inc.	99,200	2,642,688
Lowe's Companies, Inc.	160,500	3,360,870
Staples, Inc.	161,243	3,744,062
		9,747,620
TOTAL CONSUMER DISCRETIONARY		19,519,291
CONSUMER STAPLES - 11.8%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	31,401	1,433,841
PepsiCo, Inc.	10,300	604,198
The Coca-Cola Co.	94,700	5,085,390
		7,123,429
Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	35,900	2,026,914
CVS Caremark Corp.	99,600	3,559,704
Wal-Mart Stores, Inc.	60,700	2,979,763
Walgreen Co.	33,200	1,244,004
		9,810,385
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.5%
Danone	38,182	$ 2,300,797
Nestle SA (Reg.)	47,895	2,040,858
		4,341,655
Household Products - 2.4%
Procter & Gamble Co.	118,600	6,869,312
Tobacco - 1.9%
Altria Group, Inc.	34,300	610,883
Philip Morris International, Inc.	95,130	4,636,636
		5,247,519
TOTAL CONSUMER STAPLES		33,392,300
ENERGY - 11.6%
Energy Equipment & Services - 1.4%
Schlumberger Ltd.	51,800	3,087,280
Smith International, Inc.	14,200	407,540
Weatherford International Ltd. (a)	20,200	418,746
		3,913,566
Oil, Gas & Consumable Fuels - 10.2%
Chevron Corp.	109,900	7,740,257
Exxon Mobil Corp.	171,971	11,798,930
Marathon Oil Corp.	67,000	2,137,300
Occidental Petroleum Corp.	51,300	4,021,920
Peabody Energy Corp.	12,000	446,640
Royal Dutch Shell PLC Class A sponsored ADR	23,900	1,366,841
Southwestern Energy Co. (a)	10,800	460,944
Total SA sponsored ADR	12,400	734,824
Valero Energy Corp.	20,400	395,556
		29,103,212
TOTAL ENERGY		33,016,778
FINANCIALS - 18.7%
Capital Markets - 3.3%
Goldman Sachs Group, Inc.	17,900	3,299,865
Morgan Stanley	90,000	2,779,200
Northern Trust Corp.	11,300	657,208
State Street Corp.	48,800	2,566,880
		9,303,153
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 6.4%
Comerica, Inc.	17,900	$ 531,093
HSBC Holdings PLC sponsored ADR	16,826	964,971
PNC Financial Services Group, Inc.	76,300	3,707,417
Standard Chartered PLC (United Kingdom)	25,865	637,503
U.S. Bancorp, Delaware	131,800	2,881,148
Wells Fargo & Co.	336,853	9,492,518
		18,214,650
Consumer Finance - 1.2%
American Express Co.	24,700	837,330
Capital One Financial Corp.	69,700	2,490,381
		3,327,711
Diversified Financial Services - 7.5%
Bank of America Corp.	560,180	9,478,246
JPMorgan Chase & Co.	270,000	11,831,399
		21,309,645
Insurance - 0.1%
ACE Ltd.	5,500	294,030
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	19,900	233,626
Jones Lang LaSalle, Inc.	5,700	270,009
		503,635
TOTAL FINANCIALS		52,952,824
HEALTH CARE - 14.3%
Biotechnology - 2.3%
Amgen, Inc. (a)	33,890	2,041,195
Celgene Corp. (a)	27,700	1,548,430
Genzyme Corp. (a)	13,000	737,490
Gilead Sciences, Inc. (a)	48,820	2,274,036
		6,601,151
Health Care Equipment & Supplies - 0.4%
Medtronic, Inc.	5,300	195,040
St. Jude Medical, Inc. (a)	22,000	858,220
		1,053,260
Health Care Providers & Services - 2.3%
Express Scripts, Inc. (a)	14,700	1,140,426
McKesson Corp.	22,000	1,310,100
Medco Health Solutions, Inc. (a)	41,300	2,284,303
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	51,300	$ 1,284,552
WellPoint, Inc. (a)	7,800	369,408
		6,388,789
Pharmaceuticals - 9.3%
Abbott Laboratories	104,600	5,174,562
Allergan, Inc.	19,500	1,106,820
Johnson & Johnson	105,500	6,423,895
Merck & Co., Inc.	171,100	5,411,893
Pfizer, Inc.	503,100	8,326,305
		26,443,475
TOTAL HEALTH CARE		40,486,675
INDUSTRIALS - 6.5%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	80,800	3,001,720
Lockheed Martin Corp.	9,800	765,184
The Boeing Co.	5,100	276,165
		4,043,069
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	16,700	943,049
Electrical Equipment - 0.5%
Emerson Electric Co.	29,900	1,198,392
First Solar, Inc. (a)	1,300	198,718
		1,397,110
Industrial Conglomerates - 0.7%
Koninklijke Philips Electronics NV (NY Shares)	28,300	689,388
Siemens AG (Reg.)	1,904	176,991
Textron, Inc.	49,900	947,102
		1,813,481
Machinery - 2.5%
Cummins, Inc.	22,800	1,021,668
Deere & Co.	21,600	927,072
Ingersoll-Rand Co. Ltd.	74,800	2,294,116
PACCAR, Inc.	60,800	2,292,768
Parker Hannifin Corp.	11,800	611,712
		7,147,336
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.1%
Ryder System, Inc.	21,400	$ 835,884
Union Pacific Corp.	38,500	2,246,475
		3,082,359
TOTAL INDUSTRIALS		18,426,404
INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 6.1%
Cisco Systems, Inc. (a)	467,600	11,007,304
Juniper Networks, Inc. (a)	53,600	1,448,272
QUALCOMM, Inc.	107,000	4,812,860
		17,268,436
Computers & Peripherals - 5.6%
Apple, Inc. (a)	34,200	6,339,654
Hewlett-Packard Co.	110,500	5,216,705
International Business Machines Corp.	35,500	4,246,155
		15,802,514
Electronic Equipment & Components - 0.4%
Corning, Inc.	68,100	1,042,611
Internet Software & Services - 1.8%
Google, Inc. Class A (a)	10,450	5,181,633
IT Services - 0.8%
Accenture PLC Class A	17,600	655,952
MasterCard, Inc. Class A	3,100	626,665
Visa, Inc. Class A	14,300	988,273
		2,270,890
Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	54,500	730,300
ASML Holding NV (NY Shares)	96,800	2,862,376
Intel Corp.	237,000	4,638,090
Samsung Electronics Co. Ltd.	1,467	1,016,995
Taiwan Semiconductor Manufacturing Co. Ltd.	457,974	918,397
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	80,900	886,664
Texas Instruments, Inc.	71,700	1,698,573
		12,751,395
Software - 3.9%
Adobe Systems, Inc. (a)	60,000	1,982,400
Autonomy Corp. PLC (a)	12,986	338,129
Microsoft Corp.	226,100	5,853,729
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	114,700	$ 2,390,348
VMware, Inc. Class A (a)	13,300	534,261
		11,098,867
TOTAL INFORMATION TECHNOLOGY		65,416,346
MATERIALS - 2.9%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	5,900	457,722
Airgas, Inc.	4,700	227,339
Celanese Corp. Class A	16,380	409,500
Dow Chemical Co.	108,600	2,831,202
E.I. du Pont de Nemours & Co.	83,000	2,667,620
Monsanto Co.	12,400	959,760
The Mosaic Co.	5,700	273,999
		7,827,142
Metals & Mining - 0.1%
Alcoa, Inc.	10,000	131,200
Nucor Corp.	4,700	220,947
		352,147
TOTAL MATERIALS		8,179,289
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	91,788	2,479,194
Verizon Communications, Inc.	174,500	5,282,115
		7,761,309
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	13,500	491,400
MTN Group Ltd.	25,400	413,103
		904,503
TOTAL TELECOMMUNICATION SERVICES		8,665,812
UTILITIES - 0.9%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	30,800	954,492
Entergy Corp.	4,600	367,356
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	2,800	$ 138,936
FirstEnergy Corp.	17,400	795,528
		2,256,312
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	15,600	231,192
TOTAL UTILITIES		2,487,504
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $276,254,737)		282,543,223
NET OTHER ASSETS - 0.3%		724,263
NET ASSETS - 100%		$ 283,267,486
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 214
Fidelity Securities Lending Cash Central Fund	883
Total	$ 1,097
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 19,519,291	$ 19,519,291	$ -	$ -
Consumer Staples	33,392,300	33,392,300	-	-
Energy	33,016,778	33,016,778	-	-
Financials	52,952,824	52,952,824	-	-
Health Care	40,486,675	40,486,675	-	-
Industrials	18,426,404	18,249,413	176,991	-
Information Technology	65,416,346	65,416,346	-	-
Materials	8,179,289	8,179,289	-	-
Telecommunication Services	8,665,812	8,252,709	413,103	-
Utilities	2,487,504	2,487,504	-	-
Total Investments in Securities:	$ 282,543,223	$ 281,953,129	$ 590,094	$ -
Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $288,169,005. Net unrealized depreciation aggregated $5,625,782, of which $22,041,160 related to appreciated investment securities and $27,666,942 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2009